Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Activity

The following table sets forth a roll forward of all incentive equity awards for the years ended December 31, 2023 and 2022:

	Number of Incentive Equity Awards	Weighted-Average Grant Date Fair Value Per Share
Nonvested - January 1, 2022	—	$—
Granted	2,673,041	8.44
Vested	—	—
Forfeited	—	—
Nonvested - January 1, 2023	2,673,041	$8.44
Granted	347,082	7.46
Vested	(59,681)	9.40
Forfeited	(135,320)	10.00
Nonvested - December 31, 2023	2,825,122	$8.22